OPERATING EXPENSES (Details Narrative)	12 Months Ended
Dec. 31, 2025 CAD ($) shares
Expense By Nature Abstract
Number of shares issued | shares	818,000
Fair value of shares issued	$ 115,000
Expense recognized	$ 38,173